Trade Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	$ 5,980	$ 13,248
NIS [Member]
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	79	1,953
USD [Member]
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	5,901	10,756
Other currencies [Member]
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable		$ 539